Organisation and Business Operations - Business Combination (Details) - Diamond eagle acquisition $ in Thousands, € in Millions	Dec. 22, 2019 EUR (€)	Dec. 22, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Current commitments | $		$ 304,700
DK and SBT
Subsidiary, Sale of Stock [Line Items]
Total consideration | $		2,700,000
Cash consideration	€ 180
DK Sellers
Subsidiary, Sale of Stock [Line Items]
Equity consideration | $		2,055,000
DK Sellers | DK and SBT
Subsidiary, Sale of Stock [Line Items]
Equity consideration | $		$ 2,055,000
SBT Sellers
Subsidiary, Sale of Stock [Line Items]
Total consideration	590
Equity consideration	410
Cash consideration	180
SBT Sellers | DK and SBT
Subsidiary, Sale of Stock [Line Items]
Total consideration	590
Equity consideration	€ 410
Percentage of voting power of the capital stock	30.00%	30.00%
Mr. Robins | DK and SBT
Subsidiary, Sale of Stock [Line Items]
Percentage of voting power of the capital stock	90.00%	90.00%